Debt - Additional Information - Term Loan (Details)		12 Months Ended
	Nov. 03, 2015 USD ($) extension_option	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Number of extension options | extension_option	2
Term of extension	1 year
Term Loan
Debt Instrument [Line Items]
Term loan borrowing capacity amount	$ 325,000,000		$ 420,000,000	$ 370,000,000
Period to re-borrow after repayment		30 days
Period subject to occurrence limitations		12 months
Deferred financing costs, gross	$ 2,400,000
Unamortized deferred financing costs		$ 700,000	$ 1,500,000
Line of credit facility remaining borrowing capacity		$ 420,000,000
Term Loan | Minimum | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	1.35%
Term Loan | Minimum | LIBOR | Achievement of Two of Three Credit Ratings, S&P at least BBB-, Fitch at least BBB-, Moody's at least Baa3
Debt Instrument [Line Items]
Basis spread on variable rate		0.90%
Term Loan | Minimum | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.35%
Term Loan | Minimum | Base Rate | Achievement of Two of Three Credit Ratings, S&P at least BBB-, Fitch at least BBB-, Moody's at least Baa3
Debt Instrument [Line Items]
Basis spread on variable rate		0.00%
Term Loan | Maximum
Debt Instrument [Line Items]
Term loan accordion feature	$ 600,000,000.0
Term Loan | Maximum | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	1.80%
Term Loan | Maximum | LIBOR | Achievement of Two of Three Credit Ratings, S&P at least BBB-, Fitch at least BBB-, Moody's at least Baa3
Debt Instrument [Line Items]
Basis spread on variable rate		1.75%
Term Loan | Maximum | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.80%
Term Loan | Maximum | Base Rate | Achievement of Two of Three Credit Ratings, S&P at least BBB-, Fitch at least BBB-, Moody's at least Baa3
Debt Instrument [Line Items]
Basis spread on variable rate		0.75%